OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585

                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through June 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Research Fund
Semiannual Report | June 30, 2008

Ticker Symbols:
Class A PATMX
Class B PBTMX
Class C PCTMX
Class Y PRFYX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                   2

Portfolio Management Discussion                                         4

Portfolio Summary                                                       8

Prices and Distributions                                                9

Performance Update                                                     10

Comparing Ongoing Fund Expenses                                        14

Schedule of Investments                                                16

Financial Statements                                                   26

Notes To Financial Statements                                          34

Approval of Investment Advisory Agreement                              42

Trustees, Officers and Service Providers                               46

                        Pioneer Research Fund | Semiannual Report | 6/30/08    1

President's Letter

Dear Shareowner,

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued and while the auction-rate preferred market seized up. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth. In the next few months, though, there were no further banking crises, and recession fears began to fade in light of positive economic news. However, a seemingly unstoppable rise in the price of oil became a new source of recession fears.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding calendar year. Treasury bond prices rose as the market underwent a classic "flight to quality." Those trends reversed in the months after the fall of Bear Stearns, as stock markets rallied, recouping much of their first-quarter losses, while Treasury bond prices declined. The stock market then reversed direction yet again, falling sharply to end June 2008 near earlier lows while Treasury bond prices ended June near end-of-year levels.

In the six-month period ending June 30, 2008, the Dow Jones Industrial Average fell 13%, the Standard & Poor's 500 Index fell 12% and the NASDAQ Composite Index fell 14%. The MSCI EAFE Developed Market Index of international stock markets fell 11%, and the MSCI Emerging Markets Index fell

2    Pioneer Research Fund | Semiannual Report | 6/30/08

12%. In each case, the majority of the decline was concentrated in the month of June. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, rose 1% over the six-month period, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%.

Looking forward, the risk of a 2008 recession seems diminished, but higher commodity prices, lower real estate prices, and a weakened banking system still pose substantial risks to the real economy. On the other hand, a weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective, and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                        Pioneer Research Fund | Semiannual Report | 6/30/08    3

Portfolio Management Discussion | 6/30/08

In the following interview, John Peckham, CFA, Head of U.S. Equity Research and member of the Pioneer Research Fund team, discusses the factors that influenced the Fund's performance during the six-month period ended June 30, 2008.

Q How did the U.S. stock market perform during the six months ended June 30, 2008?

A The U.S. equity market declined 11.90% in the first half of the year, as measured by the Standard and Poor's 500 Index (the S&P 500 Index), a broad-market index that measures the U.S. stock market. The downturn reflected investors' growing realization that the mortgage and credit crises which first cropped up in 2007 were not contained to the financial sector, and were in fact spreading to the broader economy. The prospect of slower growth, together with the surging prices of oil and gasoline, led to downward revisions to corporate earnings estimates and extremely poor performance for the U.S. stock market overall.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q How did the Fund perform in relation to its benchmark and peer group during the semiannual period?

A Class A shares of the Fund produced a total return of -10.11% during the six-month period ended June 30, 2008, outpacing both the -11.90% return of the benchmark S&P 500 Index, and the -11.50% average return of the 850 funds in the Fund's Lipper peer group, Large Cap Core Funds.

     On a longer-term basis, the Fund continues to compare well against both the benchmark S&P 500 Index and its peers: its Class A shares have outperformed the S&P 500 and the Lipper peer group over the one-, three-, and five-year periods. The Fund has placed in the top 21% and 18% of the peer group during the three- and five-year periods, respectively.

     While we're disappointed in the Fund's negative performance during the six-month period, we are pleased that the Fund maintained its performance advantage over its peer group and against its benchmark during what has been an extremely challenging environment. The Fund's performance was

4 Pioneer Research Fund | Semiannual Report | 6/30/08 helped by the fact that the Fund avoided the many stock "blow ups" that occurred during a period in which the stock prices of countless firms were crushed by the continued intensification of the global credit crisis. Notably, the Fund's stock picks outperformed in seven of the ten major S&P 500 sectors, and in 15 of the 24 underlying industries within the sectors.

     We believe this is a result of the Fund's disciplined, research-based approach. To review, we manage the Fund with an emphasis on stock selection, and we do not attempt to predict the outlook for the economy, the market, or particular sectors. Instead, we pick individual stocks for the Fund based on fundamental research -- the area in which we believe we can add the most value to the portfolio. We believe this bottom-up approach is the key to outperformance in all market environments, but particularly at a time of distress for the global economy.

Q The Fund outperformed in the financials sector. How were you able to navigate the potentially difficult environment in financials that we saw during the six-month period?

A The Fund generated its best relative performance in the financials sector, where performance was helped as much by what was not held in the portfolio as by what was held. Specifically, the Fund had no positions in AIG, Bank of America, or Citigroup, all of which declined sharply. The Fund also held no position in brokers, which were among the worst performers within financials. Our decision not to invest the Fund in these stocks was based on our desire to avoid any companies with balance sheet troubles or exposure to the chaos in the housing and credit markets. Instead, we emphasized stocks with more stable cash flows. These included exchange stocks (Intercontinental Exchange, Nymex), asset managers (Franklin Resources), trust banks (Bank of New York Mellon), and specialty investment banks (Lazard). In the banking sector, we avoided stocks with mortgage exposure in favor of those with more diverse operations, such as PNC Financial Services Group. And in insurance, we focused on property and casualty insurers such as Chubb and Travelers. Not all of these stocks generated positive performance, but together they averted the worst of the financial sector carnage. The result was that the Fund outperformed within an extremely challenging area of the market.

Q    What other factors contributed to the Fund's performance during the period?

A The Fund's second-best sector was energy, where it generated a strong absolute return and outperformed the energy stocks in the S&P 500 Index. We added value via our decision to avoid owning refining stocks in the Fund, which lagged the broader energy sector by a wide margin, and to focus

                        Pioneer Research Fund | Semiannual Report | 6/30/08    5
     instead on exploration and production companies, such as Apache, El Paso, XTO Energy, and Questar. In addition, stock picks in the services and integrated oil industries -- Weatherford International and Chevron, respectively -- each outperformed their respective groups.

     The industrials sector also was a source of strength for the Fund. As with financials, the Fund was helped by what was not owned -- in this case, General Electric. Instead, we looked for opportunities in stocks with exposure to the boom in global infrastructure. Rising oil prices and strong economic growth mean that governments in the developing world have ample cash for projects such as roads, ports, and power stations. This has helped boost the shares of the Fund's holdings in stocks such as SPX, which focuses on electric power systems; and KBR, which has benefited from strong growth in its energy infrastructure business.

Q    Where did the Fund underperform during the six-month period?

A The health care and consumer discretionary sectors were the two areas where stock selection underperformed by a notable margin.

     In health care, the Fund's performance was hurt by positions in Merck and Schering Plough. Both stocks declined due to questions about the efficacy of the blockbuster cholesterol drug Vytorin, which is co-marketed by the two companies. The Fund still holds both stocks, on the belief that the issues with Vytorin have been more than discounted into their share prices at this point. Also detracting from performance within health care was the managed care company Wellpoint, which had difficulty maintaining its profit margins in an environment of rising costs. We chose to sell the Fund's position in Wellpoint, as we had come to believe that the fundamental case for owning the company had broken down.

     In the consumer discretionary sector, one stock stood out as a negative:
     MGM Mirage. Gaming stocks, particularly those with accompanying hotel businesses, such as MGM, have been hit hard by the environment of slower growth and rising fuel costs. We were incorrect in buying the stock when we did, but we have decided to maintain a reduced position in the portfolio, given the company's strong franchise and valuable underlying assets. The negative impact of holding MGM was offset to some extent by the benefit of not owning any homebuilders or housing-related retailers (such as Home Depot and Lowe's). The Fund also made up some ground through a position in TJX, a discount retailer that has benefited from slower economic growth as shoppers have traded down to less expensive brands.

Q    How has the volatile market affected the way you manage the Fund?

A Given that our research-based approach is designed to add value in both up and down markets, we don't change the way we manage the Fund based on broader market conditions. From a tactical standpoint, we have remained

6 Pioneer Research Fund | Semiannual Report | 6/30/08 cautious in the sense that we have not been aggressively adding new positions as the market has declined. We have also been quick to sell when the underlying fundamentals of one of our holdings begin to break down. Stocks with deteriorating fundamentals have experienced significant downside momentum in their stock prices, and so we would rather be early to sell than risk further downside.

Q    Do you have any closing thoughts for investors?

A While we are cautious in the near term, we are focusing our efforts on assembling a "buy list" of companies we want to add to the Fund when the economy begins to show signs of regaining traction. A number of stocks in the consumer discretionary and media sectors have fallen to attractive valuation levels, but in our view, the time is not yet right to begin buying aggressively in these areas. In the meantime, we will be working on refining our buy list and monitoring the fundamentals of the stocks we currently hold in the Fund.

     Overall, we believe the Fund's strong relative performance over both the short- and longer-term time periods supports our belief that individual company research is the best way to generate outperformance in any market environment.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                        Pioneer Research Fund | Semiannual Report | 6/30/08    7

Portfolio Summary | 6/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                   88.2%
Temporary Cash Investments                            7.0%
International Common Stocks                           2.8%
Depositary Receipts for International Stocks          2.0%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                               16.2%
Energy                                               15.8%
Financials                                           14.6%
Health Care                                          11.6%
Industrials                                          11.4%
Consumer Staples                                     10.9%
Consumer Discretionary                                7.8%
Materials                                             4.2%
Utilities                                             4.1%
Telecommunication Services                            3.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Chevron Corp.                                   4.35%
---------------------------------------------------------
 2.  Hewlett-Packard Co.                             3.36
---------------------------------------------------------
 3.  El Paso Corp.                                   2.88
---------------------------------------------------------
 4.  Royal Dutch Shell Plc                           2.68
---------------------------------------------------------
 5.  Apache Corp.                                    2.68
---------------------------------------------------------
 6.  Lorillard, Inc.                                 2.43
---------------------------------------------------------
 7.  Microsoft Corp.                                 2.25
---------------------------------------------------------
 8.  3M Co.                                          2.15
---------------------------------------------------------
 9.  Verizon Communications, Inc.                    2.08
---------------------------------------------------------
10.  The Bank of New York Mellon Corp.               1.91
---------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Research Fund | Semiannual Report | 6/30/08

Prices and Distributions | 6/30/08

Net Asset Value Per Share
--------------------------------------------------------------------------------

-----------------------------------------------------------------
      Class                  6/30/08            12/31/07
-----------------------------------------------------------------
       A                     $ 9.07             $ 10.09
-----------------------------------------------------------------
       B                     $ 8.52             $  9.52
-----------------------------------------------------------------
       C                     $ 8.61             $  9.60
-----------------------------------------------------------------
       Y                     $ 9.18             $ 10.19
-----------------------------------------------------------------

Distributions Per Share: From 1/1/08-6/30/08
--------------------------------------------------------------------------------

-----------------------------------------------------------------
                                   Short-Term        Long-Term
      Class        Dividends     Capital Gains      Capital Gains
-----------------------------------------------------------------
       A            $ --             $ --              $ --
-----------------------------------------------------------------
       B            $ --             $ --              $ --
-----------------------------------------------------------------
       C            $ --             $ --              $ --
-----------------------------------------------------------------
       Y            $ --             $ --              $ --
-----------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

                        Pioneer Research Fund | Semiannual Report | 6/30/08    9

Performance Update | 6/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2008)
-----------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
-----------------------------------------------------------------
Life-of-Class
(11/18/99)                            1.08%            0.39%
5 Years                               8.52             7.25
1 Year                              -11.98           -17.05
-----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                      Gross            Net
-----------------------------------------------------------------
                                      1.21%            1.21%
-----------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                    Pioneer      Standard &
                                    Research     Poor's 500
Date                                Fund         Index
11/99                               $ 9,425      $10,000
                                     10,208       10,543
6/01                                  8,640        8,980
                                      7,082        7,366
6/03                                  6,884        7,384
                                      8,064        8,795
6/05                                  8,729        9,350
                                      9,749       10,157
6/07                                 11,769       12,246
6/08                                 10,359       10,640

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer Research Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2008)
-----------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
-----------------------------------------------------------------
Life-of-Class
(11/18/99)                            0.24%         0.24%
5 Years                               7.59          7.59
1 Year                              -12.73        -15.65
-----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                      Gross      Net
-----------------------------------------------------------------
                                      2.07%         2.07%
-----------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                    Pioneer       Standard &
                                    Research      Poor's 500
Date                                Fund          Index
    11/99                           $10,000       $10,000
                                     10,783        10,542
    6/01                              9,066         8,980
                                      7,369         7,366
    6/03                              7,108         7,384
                                      8,263         8,794
    6/05                              8,869         9,350
                                      9,813        10,156
    6/07                             11,745        12,246
    6/08                             10,250        10,640

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    11

Performance Update | 6/30/08                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2008)
-----------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
-----------------------------------------------------------------
Life-of-Class
(11/19/99)                            0.34%         0.34%
5 Years                               7.65          7.65
1 Year                              -12.60        -12.60
-----------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                      Gross          Net
-----------------------------------------------------------------
                                      1.95%         1.95%
-----------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                    Pioneer       Standard &
                                    Research      Poor's 500
Date                                Fund          Index
11/99                               $10,000       $10,000
                                     10,782        10,543
6/01                                  9,068         8,980
                                      7,385         7,366
6/03                                  7,134         7,384
                                      8,287         8,795
6/05                                  8,903         9,350
                                      9,845        10,157
6/07                                 11,800        12,246
6/08                                 10,313        10,640

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Research Fund | Semiannual Report | 6/30/08

Performance Update | 6/30/08                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Research Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2008)
-----------------------------------------------------------------
                                    If            If
Period                              Held          Redeemed
-----------------------------------------------------------------
Life-of-Class
(11/18/99)                            1.21%         1.21%
5 Years                               8.76          8.76
1 Year                              -11.62        -11.62
-----------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                      Gross         Net
-----------------------------------------------------------------
                                      0.74%         0.74%
-----------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                    Pioneer       Standard &
                                    Research      Poor's 500
Date                                Fund          Index
11/99                               $10,000       $10,000
                                     10,832        10,543
6/01                                  9,168         8,980
                                      7,515         7,366
6/03                                  7,305         7,384
                                      8,557         8,795
6/05                                  9,281         9,350
                                     10,365        10,157
6/07                                 12,579        12,246
6/08                                 11,118        10,640

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on actual returns from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account       $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account          $   898.90     $   895.00     $   896.90     $   900.90
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid           $     5.90     $    10.13     $     8.91     $     3.69
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 1.89%, and 0.78% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

14    Pioneer Research Fund | Semiannual Report | 6/30/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Research Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2008 through June 30, 2008.

--------------------------------------------------------------------------------
Share Class                  A              B              C              Y
--------------------------------------------------------------------------------
Beginning Account       $ 1,000.00     $ 1,000.00     $ 1,000.00     $ 1,000.00
Value On 1/1/08
--------------------------------------------------------------------------------
Ending Account          $ 1,018.65     $ 1,014.17     $ 1,015.47     $ 1,020.98
Value On 6/30/08
--------------------------------------------------------------------------------
Expenses Paid           $     6.27     $    10.77     $     9.47     $     3.92
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 1.89%, and 0.78% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                       Pioneer Research Fund | Semiannual Report | 6/30/08    15

Schedule of Investments | 6/30/08 (unaudited)

Shares                                                             Value
               COMMON STOCKS - 98.8%
               ENERGY -- 15.6%
               Integrated Oil & Gas -- 6.9%
    68,666     Chevron Corp.                                       $   6,806,861
   101,834     Royal Dutch Shell Plc                                   4,191,495
                                                                   -------------
                                                                    $ 10,998,356
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.6%
    51,808     Weatherford International, Inc.*                    $   2,569,159
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.2%
    30,132     Apache Corp.                                        $   4,188,348
    35,500     XTO Energy, Inc.                                        2,432,105
                                                                   -------------
                                                                   $   6,620,453
--------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 2.9%
   207,342     EL Paso Corp.                                       $   4,507,615
                                                                   -------------
               Total Energy                                        $  24,695,583
--------------------------------------------------------------------------------
               MATERIALS -- 4.1%
               Aluminum -- 0.5%
    23,960     Alcoa, Inc.                                         $     853,455
--------------------------------------------------------------------------------
               Diversified Chemical -- 0.6%
    26,103     Dow Chemical Co.                                    $     911,256
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 1.3%
    13,137     Freeport-McMoRan Copper & Gold, Inc. (Class B)      $   1,539,525
    36,700     Titanium Metals Corp.*                                    513,433
                                                                   -------------
                                                                   $   2,052,958
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.6%
     4,000     Potash Corp. Saskatchewan, Inc.*                    $     914,280
--------------------------------------------------------------------------------
               Industrial Gases -- 1.1%
    18,776     Praxair, Inc.                                       $   1,769,450
                                                                   -------------
               Total Materials                                     $   6,501,399
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 9.3%
               Aerospace & Defense -- 2.6%
    26,308     Northrop Grumman Corp.*                             $   1,760,005
    35,990     United Technologies Corp.                              2,220,583
                                                                   -------------
                                                                   $   3,980,588
--------------------------------------------------------------------------------
               Construction & Engineering -- 1.4%
    63,846     KBR, Inc.                                           $   2,228,864
--------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.2%
    43,486     Rockwell International Corp.                        $   1,901,643
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.4%
    48,325     3M Co.                                              $   3,362,937
    56,731     Cardiome Pharma Corp.*(b)                                 499,233
                                                                   -------------
                                                                   $   3,862,170
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Research Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
               Industrial Machinery -- 1.7%
    37,672     Crane Co.                                           $   1,451,502
     9,093     SPX Corp.                                               1,197,821
                                                                   -------------
                                                                   $   2,649,323
                                                                   -------------
               Total Capital Goods                                 $  14,622,588
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.1%
               Air Freight & Couriers -- 0.8%
    19,546     United Parcel Service, Inc.                         $   1,201,493
--------------------------------------------------------------------------------
               Railroads -- 1.3%
     9,538     Burlington Northern, Inc.                           $     952,751
    17,800     Norfolk Southern Corp.                                  1,115,526
                                                                   -------------
                                                                   $   2,068,277
                                                                   -------------
               Total Transportation                                $   3,269,770
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.3%
               Auto Parts & Equipment -- 0.3%
    11,960     BorgWarner, Inc.                                    $     530,785
                                                                   -------------
               Total Automobiles & Components                      $     530,785
--------------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.2%
               Casinos & Gaming -- 0.3%
    13,539     MGM Mirage*                                         $     458,837
--------------------------------------------------------------------------------
               Restaurants -- 1.9%
    42,874     McDonald's Corp.                                    $   2,410,376
    15,354     Yum! Brands, Inc.                                         538,772
                                                                   -------------
                                                                   $   2,949,148
                                                                   -------------
               Total Consumer Services                             $   3,407,985
--------------------------------------------------------------------------------
               MEDIA -- 2.7%
               Movies & Entertainment -- 1.9%
    50,039     The Walt Disney Co.                                 $   1,561,217
    45,943     Viacom, Inc. (Class B)*                                 1,403,099
                                                                   -------------
                                                                   $   2,964,316
--------------------------------------------------------------------------------
               Publishing -- 0.8%
    33,200     McGraw-Hill Co., Inc.                               $   1,331,984
                                                                   -------------
               Total Media                                         $   4,296,300
--------------------------------------------------------------------------------
               RETAILING -- 2.5%
               Apparel Retail -- 1.3%
    14,529     Abercrombie & Fitch Co.                             $     910,678
    38,162     TJX Companies, Inc.                                     1,200,958
                                                                   -------------
                                                                   $   2,111,636
--------------------------------------------------------------------------------
               Department Stores -- 0.6%
    23,983     J.C. Penney Co., Inc.                               $     870,343
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    17

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               General Merchandise Stores -- 0.6%
    22,081     Target Corp.                                        $   1,026,546
                                                                   -------------
               Total Retailing                                     $   4,008,525
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 2.6%
               Drug Retail -- 0.7%
    28,859     CVS Corp.                                           $   1,141,951
--------------------------------------------------------------------------------
               Hypermarkets & Supercenters -- 1.9%
    53,250     Wal-Mart Stores, Inc.                               $   2,992,650
                                                                   -------------
               Total Food & Drug Retailing                         $   4,134,601
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 6.4%
               Soft Drinks -- 1.0%
    30,182     Coca-Cola Co.                                       $   1,568,860
--------------------------------------------------------------------------------
               Tobacco -- 5.4%
    90,250     Altria Group, Inc.                                  $   1,855,540
    54,991     Lorillard, Inc.*                                        3,803,178
    50,550     Philip Morris International, Inc.                       2,496,665
     8,390     Reynolds American, Inc.                                   391,561
                                                                   -------------
                                                                   $   8,546,944
                                                                   -------------
               Total Food, Beverage & Tobacco                      $  10,115,804
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 1.8%
               Household Products -- 0.6%
    16,705     Church & Dwight Co., Inc.                           $     941,327
--------------------------------------------------------------------------------
               Personal Products -- 1.2%
    35,800     Alberto-Culver Co. (Class B)                        $     940,466
    21,028     Estee Lauder Co.                                          976,751
                                                                   -------------
                                                                   $   1,917,217
                                                                   -------------
               Total Household & Personal Products                 $   2,858,544
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 3.9%
               Health Care Equipment -- 3.3%
    23,128     Insulet Corp.*(b)                                   $     363,803
    37,324     Medtronic, Inc.                                         1,931,517
    13,320     Stryker Corp.                                             837,562
    45,957     Thoratec Corp.*                                           799,192
    18,600     Zimmer Holdings, Inc.*                                  1,265,730
                                                                   -------------
                                                                   $   5,197,804
--------------------------------------------------------------------------------
               Managed Health Care -- 0.6%
     9,000     CIGNA Corp.                                         $     318,510
    23,500     United Healthcare Group, Inc.*                            616,875
                                                                   -------------
                                                                   $     935,385
                                                                   -------------
               Total Health Care Equipment & Services              $   6,133,189
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Research Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 7.6%
               Biotechnology -- 0.9%
    7,700      Alexion Pharmaceuticals, Inc.*(b)                   $     558,250
   15,175      BioMarin Pharmaceutical, Inc.*(b)                         439,772
   19,440      Cubist Pharmaceuticals, Inc.*                             347,198
                                                                   -------------
                                                                   $   1,345,220
--------------------------------------------------------------------------------
               Life Sciences Tools & Services -- 1.1%
   19,634      Advanced Magnetics, Inc.*(b)                       $     669,519
   19,701      Thermo Fisher Scientific, Inc.*                        1,097,937
                                                                   -------------
                                                                   $   1,767,456
--------------------------------------------------------------------------------
               Pharmaceuticals -- 5.6%
   59,506      Bristol-Myers Squibb Co.                            $   1,221,658
   37,691      Eli Lilly & Co.                                         1,739,817
   74,074      Merck & Co., Inc.                                       2,791,849
  111,760      Schering-Plough Corp.                                   2,200,554
   20,609      Teva Pharmaceutical Industries Ltd.                       943,892
                                                                   -------------
                                                                   $   8,897,770
                                                                   -------------
               Total Pharmaceuticals & Biotechnology               $  12,010,446
--------------------------------------------------------------------------------
               BANKS -- 2.6%
               Regional Banks -- 1.8%
   35,886      PNC Bank Corp.                                      $   2,049,091
   26,981      Zions BanCorp. (b)                                        849,632
                                                                   -------------
                                                                   $   2,898,723
--------------------------------------------------------------------------------
               Thrifts & Mortgage Finance -- 0.8%
   24,300      Freddie Mac (b)                                     $     398,520
   43,200      New York Community Bancorp, Inc. (b)                      769,392
                                                                   -------------
                                                                   $   1,167,912
                                                                   -------------
               Total Banks                                         $   4,066,635
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 7.3%
               Asset Management & Custody Banks -- 3.5%
   27,374      Franklin Resources, Inc.                            $   2,508,827
   79,153      The Bank of New York Mellon Corp.                       2,994,358
                                                                   -------------
                                                                   $   5,503,185
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 2.0%
   43,524      Investment Technology Group, Inc.*                  $   1,456,313
   50,739      Lazard Ltd.                                             1,732,737
                                                                   -------------
                                                                   $   3,189,050
--------------------------------------------------------------------------------
               Specialized Finance -- 1.8%
    4,981      CME Group, Inc. (b)                                 $   1,908,669
   10,500      Nymex Holdings, Inc.                                      887,040
                                                                   -------------
                                                                   $   2,795,709
                                                                   -------------
               Total Diversified Financials                        $  11,487,944
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    19

--------------------------------------------------------------------------------
Shares                                                      Value
--------------------------------------------------------------------------------
               INSURANCE -- 3.4%
               Multi-Line Insurance -- 1.1%
    18,049     Hartford Financial Services Group, Inc.             $   1,165,424
    10,437     Loews Corp.                                               489,495
                                                                   -------------
                                                                   $   1,654,919
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.3%
    38,050     Chubb Corp.                                         $   1,864,831
    41,964     The Traveler Companies, Inc.                            1,821,238
                                                                   -------------
                                                                   $   3,686,069
                                                                   -------------
               Total Insurance                                     $   5,340,988
--------------------------------------------------------------------------------
               REAL ESTATE -- 1.2%
               Industrial Real Estate Investment Trust -- 0.4%
    10,500     ProLogis Trust                                      $     570,675
--------------------------------------------------------------------------------
               Retail Real Estate Investment Trust -- 0.5%
     8,951     Simon Property Group, Inc.                          $     804,605
--------------------------------------------------------------------------------
               Specialized Real Estate Investment Trust -- 0.3%
     7,000     Public Storage, Inc.                                $     565,530
                                                                   -------------
               Total Real Estate                                   $   1,940,810
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 5.9%
               Application Software -- 0.8%
    43,029     Citrix Systems, Inc.*                               $   1,265,483
--------------------------------------------------------------------------------
               Internet Software & Services -- 0.7%
    51,447     Yahoo!, Inc.*                                       $   1,062,895
--------------------------------------------------------------------------------
               Systems Software -- 4.4%
    69,217     Macrovision Corp.*                                  $   1,035,486
   128,144     Microsoft Corp.                                         3,525,241
   118,213     Oracle Corp.*                                           2,482,473
                                                                   -------------
                                                                   $   7,043,200
                                                                   -------------
               Total Software & Services                           $   9,371,578
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 7.4%
               Communications Equipment -- 4.1%
   119,237     Cisco Systems, Inc.*                                $   2,773,453
    82,760     Corning, Inc.                                           1,907,618
    41,600     Qualcomm, Inc.                                          1,845,792
                                                                   -------------
                                                                   $   6,526,863
--------------------------------------------------------------------------------
               Computer Hardware -- 3.3%
   118,878     Hewlett-Packard Co.                                 $   5,255,596
                                                                   -------------
               Total Technology Hardware & Equipment               $  11,782,459
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.6%
               Semiconductor Equipment -- 1.6%
   135,461     Applied Materials, Inc. (b)                         $   2,585,950
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Research Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
               Semiconductors -- 1.0%
  32,800       Analog Devices, Inc.                                $   1,042,056
  61,221       Infineon Technologies AG*                                 526,437
                                                                   -------------
                                                                   $   1,568,493
                                                                   -------------
               Total Semiconductors                                $   4,154,443
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.3%
               Alternative Carriers -- 0.6%
  65,375       Time Warner Telecom, Inc.*(b)                       $   1,047,961
--------------------------------------------------------------------------------
               Integrated Telecommunication Services -- 2.7%
  91,752       Verizon Communications, Inc.                        $   3,248,021
  79,210       Windstream Corp.                                          977,451
                                                                   -------------
                                                                   $   4,225,472
                                                                   -------------
               Total Telecommunication Services                    $   5,273,433
--------------------------------------------------------------------------------
               UTILITIES -- 4.0%
               Gas Utilities -- 1.2%
  25,810       Questar Corp.                                       $   1,833,542
--------------------------------------------------------------------------------
               Independent Power Producer & Energy Traders -- 0.3%
  12,613       NRG Energy, Inc.*(b)                                $     541,098
--------------------------------------------------------------------------------
               Multi-Utilities -- 2.5%
  22,923       NSTAR                                               $     775,254
  27,811       Public Service Enterprise Group, Inc.                   1,277,359
  35,000       Sempra Energy (b)                                       1,975,750
                                                                   -------------
                                                                   $   4,028,363
                                                                   -------------
               Total Utilities                                     $   6,403,003
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $155,512,096)                                 $ 156,406,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal
Amount
--------------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 7.4%
               Repurchase Agreements -- 1.6%
$  520,000     Bank of America, 2.2%, dated 6/30/08, repurchase
               price of $520,000 plus accrued interest on 7/1/08
               collateralized by $1,404,590 Federal National
               Mortgage Association, 5.5%, 6/1/33                  $     520,000
   520,000     Barclays Plc, 2.27%, dated 6/30/08, repurchase
               price of $520,000 plus accrued interest on
               7/1/08 collateralized by the following:
                 $316,128 Federal Home Loan Mortgage Corp.,
                   4.171 - 6.27%, 12/1/34 - 10/1/37
                 $324,841 Federal National Mortgage Association,
                   4.024 - 6.082%, 8/1/36 - 2/1/48                       520,000


The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    21

--------------------------------------------------------------------------------
Principal
Amount                                                             Value
--------------------------------------------------------------------------------
               Repurchase Agreements -- (continued)
$  530,000     Deutsche Bank, 2.3%, dated 6/30/08, repurchase
               price of $520,000 plus accrued interest on
               7/1/08 collateralized by the following:
                 $399,402 Freddie Mac Giant, 4.5 - 7.0%,
                   10/1/34 - 5/1/38
                 $214,486 U.S. Treasury Strip, 0.0%, 8/15/22
                 $97,159 Federal Home Loan Mortgage Corp.,
                   4.703 - 4.704%, 12/1/35 - 3/1/35
                 $128,131 Federal National Mortgage Association
                   (ARM), 4.708 - 5.887%, 12/1/13 - 3/1/37         $     530,000
   520,000     JP Morgan, 2.26%, dated 6/30/08, repurchase price
               of $520,000 plus accrued interest on 7/1/08
               collateralized by $578,222 Federal National
               Mortgage Association, 4.5 - 6.5%, 3/1/23 - 5/1/38        520,000
   520,000     Merrill Lynch, 2.5%, dated 6/30/08, repurchase
               price of $520,000 plus accrued interest on
               7/1/08 collateralized by $649,159 Federal Home
               Loan Mortgage Corp., 5.065 - 6.025%, 9/1/36 - 4/1/38      520,000
                                                                   -------------
                                                                   $  2,610,000
--------------------------------------------------------------------------------
               Securities Lending Collateral -- 5.8% (c)
               Certificates of Deposit:
   186,656     American Express, 2.72, 8/8/08                      $     186,656
   139,713     Bank of America, 2.88%, 8/11/08                           139,713
   139,713     Citibank, 2.85%, 7/29/08                                  139,713
    50,310     Banco Santander NY, 2.80%, 10/7/08                         50,310
   139,853     Banco Santander NY, 3.09%, 12/22/08                       139,853
   139,665     Bank of Nova Scotia, 3.18%, 5/05/09                       139,665
    69,856     Bank of Scotland NY, 2.73%, 7/11/08                        69,856
    69,856     Bank of Scotland NY, 2.72%, 8/15/08                        69,856
    50,240     Bank of Scotland NY, 2.89%, 11/4/08                        50,240
    69,810     Bank of Scotland NY, 3.03%, 9/26/08                        69,810
   251,482     Barclay's Bank, 3.18% 5/27/09                             251,482
   209,571     Bank Bovespa NY, 2.705%, 8/8/08                           209,571
   139,713     BNP Paribas NY, 2.88%, 7/23/08                            139,713
    83,829     Calyon NY, 2.85%, 8/25/08                                  83,829
   117,359     Calyon NY, 2.64%, 9/29/08                                 117,359
    44,312     Calyon NY, 2.69%, 01/16/09                                 44,312
   115,961     Commonwealth Bank of Australia NY, 2.63%, 7/11/08         115,961
   117,359     Deutsche Bank Financial, 2.72%, 7/30/08                   117,359
    55,890     Deutsche Bank Financial, 2.72%, 8/4/08                     55,890
   114,565     Dexia Bank NY, 2.69%, 8/7/08                              114,565
    27,941     Dexia Bank NY, 2.65%, 08/12/08                             27,941
   103,524     Dexia Bank NY, 3.37%, 09/29/08                            103,524
   251,483     DNB NOR Bank ASA NY, 2.90%, 6/8/09                        251,483
    12,001     Fortis, 3.11%, 09/30/08                                    12,001


The accompanying notes are an integral part of these financial statements.

22    Pioneer Research Fund | Semiannual Report | 6/30/08

--------------------------------------------------------------------------------
Principal
Amount                                                             Value
--------------------------------------------------------------------------------
               Certificates of Deposit -- (continued):
$  255,953     Intesa SanPaolo S.p.A., 2.72%, 5/22/09              $     255,953
   121,829     Lloyds Bank, 2.61%, 7/11/08                               121,829
    69,856     Lloyds Bank, 2.61%, 8/18/08                                69,856
    95,005     Natixis, 2.83%, 8/4/08                                     95,005
   139,713     NORDEA NY, 2.81%, 8/29/08                                 139,713
    16,143     NORDEA NY, 2.72%, 4/9/09                                   16,143
    13,390     NORDEA NY, 2.73%, 12/01/08                                 13,390
    22,349     Rabobank Nederland NY, 2.37%, 8/29/08                      22,349
    69,856     Royal Bank of Canada NY, 2.57%, 7/15/08                    69,856
   139,715     Royal Bank of Canada NY, 2.6%, 9/5/08                     139,715
    83,828     Bank of Scotland NY, 2.7%, 8/1/08                          83,828
    83,886     Bank of Scotland NY, 2.96%, 11/3/08                        83,886
    53,929     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08              53,929
    16,194     Skandinavian Enskilda Bank NY, 3.18%, 09/22/08             16,194
    27,874     Skandinavian Enskilda Bank NY, 3.06% 02/13/09              27,874
    55,885     Svenska Bank NY, 2.70%, 7/17/08                            55,885
   115,961     Svenska Bank NY, 2.55%, 7/11/08                           115,961
   176,038     Toronto Dominion Bank NY, 2.77%, 9/5/08                   176,038
    83,828     Toronto Dominion Bank NY, 2.75%, 11/5/08                   83,828
    27,882     Wachovia, 3.62%,10/28/08                                   27,882
                                                                   -------------
                                                                       4,369,777
--------------------------------------------------------------------------------
               Commercial Paper:
    42,941     Bank of America, 2.70%, 8/26/08                     $      42,941
    55,721     Bank of America, 2.60%, 8/11/08                            55,721
    41,882     CBA, 2.70%, 7/11/08                                        41,882
   111,381     CBA, 2.88%, 8/18/08                                       111,381
    27,927     Deutsche Bank Financial, 2.72%, 7/9/08                     27,927
    27,898     HSBC, 2.89% 7/21/08                                        27,898
   138,808     HSBC, 2.88%, 9/29/08                                      138,808
   111,424     ING Funding, 2.70%, 8/13/08                               111,424
    41,884     Natixis, 2.87%, 7/10/08                                    41,884
    41,843     Natixis, 2.87%, 7/21/08                                    41,843
    34,432     PARFIN, 3.18%, 8/1/08                                      34,432
    55,370     Royal Bank of Scotland, 2.66%, 10/21/08                    55,370
    27,940     Societe Generale, 2.98%, 7/2/08                            27,940
    69,692     Societe Generale, 2.93%, 7/30/08                           69,692
    55,727     Societe Generale, 3.18%, 8/5/08                            55,727
   111,347     Societe Generale, 3.18%, 8/22/08                          111,347
    55,721     SVSS NY, 3.18%, 8/11/08                                    55,721
    26,581     Bank Bovespa NY, 2.79%, 3/12/09                            26,581
   125,713     General Electric Capital Corp., 2.77%, 1/5/09             125,713
   139,661     General Electric Capital Corp., 2.82%, 3/16/09            139,661
    51,667     IBM, 3.18%, 2/13/09                                        51,667
   139,713     IBM, 3.18%, 6/26/09                                       139,713

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    23

--------------------------------------------------------------------------------
Principal
Amount                                                             Value
--------------------------------------------------------------------------------
               Commercial Paper -- (continued):
$  251,483     Met Life Global Funding, 3.16%, 6/12/09             $     251,483
   237,511     WestPac, 3.18%, 6/1/09                                    237,511
                                                                   -------------
                                                                   $   2,024,267
--------------------------------------------------------------------------------
               Mutual Funds:
   167,655     BlackRock Liquidity Money Market Fund, 3.18%        $     167,655
   218,035     Dreyfus Preferred Money Market Fund, 3.18%                218,035
                                                                   -------------
                                                                   $     385,690
--------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
   594,273     Deutsche Bank, 2.5% 7/1/08                          $     594,273
 1,676,551     Lehman Brothers, 2.65% 7/1/08                           1,676,551
                                                                   -------------
                                                                   $   2,270,823
--------------------------------------------------------------------------------
               Other:
   69,481      ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $      69,481
                                                                   -------------
               Total Securities Lending Collateral                 $   9,120,038
--------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $11,730,038)                                  $  11,730,038
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 106.2%
               (Cost $167,242,134) (a)                             $ 168,136,850
--------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (6.2)%              $  (9,819,482)
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $ 158,317,369
--------------------------------------------------------------------------------

*    Non-income producing security.

(a) At June 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $168,259,483 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost           $  12,786,236
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value             (12,908,869)
                                                                   -------------
       Net unrealized loss                                         $    (122,633)
                                                                   =============

The accompanying notes are an integral part of these financial statements.

24    Pioneer Research Fund | Semiannual Report | 6/30/08

(b)  At June 30, 2008, the following securities were out on loan:

     -----------------------------------------------------------
     Shares        Security                           Value
     -----------------------------------------------------------
      35,000     Cardiome Pharma Corp.*               $  308,000
      17,000     Advanced Magnetics, Inc.*               579,700
       7,000     Alexion Pharmaceuticals, Inc.*          507,500
      54,000     Applied Materials, Inc.               1,030,860
      15,000     BioMarin Pharmaceutical, Inc.*          434,700
       3,200     CME Group, Inc.                       1,226,208
      24,000     Freddie Mac                             393,600
      22,600     Insulet Corp.*                          355,498
       3,150     NRG Energy, Inc.*                       135,135
      29,000     New York Community Bancorp, Inc.        516,490
      35,000     Sempra Energy                         1,975,750
      20,300     Time Warner Telecom*                    325,409
      26,700     Zions BanCorp.                          840,783
      ----------------------------------------------------------
                 Total                                $8,629,633
      ==========================================================

(c)  Securities lending collateral is managed by Credit Suisse

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2008 aggregated $60,567,206 and $68,513,513, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                                                                     Other
                                                     Investments     Financial
 Valuation Inputs                                    in Securities   Instruments*
--------------------------------------------------------------------------------
  Level 1 -- Quoted Prices                           $156,406,812       $--
  Level 2 -- Other Significant Observable Inputs       11,730,038        --
  Level 3 -- Significant Unobservable Inputs                   --        --
--------------------------------------------------------------------------------
     Total                                           $168,136,850       $--
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    25

Statement of Assets and Liabilities | 6/30/08 (unaudited)

ASSETS:
  Investment in securities (including securities loaned of $8,629,633)
   (cost $167,242,134)                                                     $168,136,850
  Cash                                                                          294,641
  Receivables --
   Investment securities sold                                                   239,107
   Fund shares sold                                                               6,627
   Dividends and interest                                                       206,489
  Other                                                                          20,270
---------------------------------------------------------------------------------------
     Total assets                                                          $168,903,984
---------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $    740,856
   Fund shares repurchased                                                      656,651
   Upon return of securities loaned                                           9,120,038
  Due to affiliates                                                              19,719
  Accrued expenses                                                               49,351
---------------------------------------------------------------------------------------
     Total liabilities                                                     $ 10,586,615
---------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $162,189,073
  Undistributed net investment income                                           794,268
  Accumulated net realized loss on investments and foreign currency
   transactions                                                              (5,560,916)
  Net unrealized gain on investments                                            894,716
  Net unrealized gain on other assets and liabilities denominated in
   foreign currencies                                                               228
---------------------------------------------------------------------------------------
     Total net assets                                                      $158,317,369
---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $15,774,421/1,738,920 shares)                          $       9.07
  Class B (based on $10,235,425/1,201,304 shares)                          $       8.52
  Class C (based on $2,492,496/289,547 shares)                             $       8.61
  Class Y (based on $129,815,027/14,136,930 shares)                        $       9.18
MAXIMUM OFFERING PRICE:
  Class A ($9.07 [divided by] 94.25%)                                      $       9.62
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Research Fund | Semiannual Report | 6/30/08

Statement of Operations (unaudited)

For the Six Months Ended 6/30/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $12,813)                    $  1,520,689
  Interest                                                                      24,850
  Income from securities loaned, net                                            16,719
---------------------------------------------------------------------------------------------------------
     Total investment income                                                                 $  1,562,258
---------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $    551,943
  Transfer agent fees and expenses
   Class A                                                                      21,170
   Class B                                                                      21,815
   Class C                                                                       1,606
   Class Y                                                                         640
  Distribution fees
   Class A                                                                      20,401
   Class B                                                                      57,299
   Class C                                                                      13,195
  Administrative fees                                                           19,106
  Custodian fees                                                                20,986
  Registration fees                                                             11,458
  Professional fees                                                             20,256
  Printing expense                                                              14,364
  Fees and expenses of nonaffiliated trustees                                    3,674
  Miscellaneous                                                                 16,858
---------------------------------------------------------------------------------------------------------
     Total expenses                                                                          $    794,771
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                                 (2,529)
     Less fees paid indirectly                                                                       (898)
---------------------------------------------------------------------------------------------------------
     Net expenses                                                                            $    791,344
---------------------------------------------------------------------------------------------------------
       Net investment income                                                                 $    770,914
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                            $ (3,345,535)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           3,157       $ (3,342,378)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                            $(15,584,374)
   Other assets and liabilities denominated in foreign currencies                  109       $(15,584,265)
---------------------------------------------------------------------------------------------------------
  Net loss on investments foreign currency transactions                                      $(18,926,643)
---------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                       $(18,155,729)
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    27

Statement of Changes in Net Assets

For the Six Months Ended 6/30/08 and the Year Ended 12/31/07, respectively

----------------------------------------------------------------------------------------------------
                                                                   Six Months Ended
                                                                   6/30/08              Year Ended
                                                                   (unaudited)          12/31/07
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $     770,914      $  1,591,461
Net realized gain (loss) on investments and foreign currency
  transactions                                                          (3,342,378)        8,731,630
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                                (15,584,265)        2,687,914
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 $ (18,155,729)     $ 13,011,005
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.00 and $0.05 per share, respectively)                 $          --      $    (92,166)
   Class Y ($0.00 and $0.10 per share, respectively)                            --        (1,520,344)
Net realized gain:
   Class A ($0.00 and $1.90 per share, respectively)                            --        (2,874,838)
   Class B ($0.00 and $1.90 per share, respectively)                            --        (2,427,122)
   Class C ($0.00 and $1.90 per share, respectively)                            --          (488,496)
   Class Y ($0.00 and $1.90 per share, respectively)                            --       (24,013,477)
----------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $          --      $(31,416,443)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $   6,191,564      $ 25,025,143
Reinvestment of distributions                                                   --        29,211,100
Cost of shares repurchased                                             (17,716,964)      (26,778,434)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                              $ (11,525,400)     $ 27,457,809
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                             $ (29,681,129)     $  9,052,371
NET ASSETS:
Beginning of period                                                    187,998,498       178,946,127
----------------------------------------------------------------------------------------------------
End of period                                                        $ 158,317,369      $187,998,498
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $     794,268      $     23,354
====================================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Research Fund | Semiannual Report | 6/30/08

---------------------------------------------------------------------------------------------------
                                      '08 Shares    '08 Amount             '07 Shares   '07 Amount
                                      (unaudited)   (unaudited)
---------------------------------------------------------------------------------------------------
Class A
Shares sold                             279,535     $ 2,601,060             233,391     $ 2,689,363
Reinvestment of distributions                --              --             254,473       2,616,092
Less shares repurchased                (326,911)     (3,085,095)           (408,318)     (4,805,042)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)              (47,376)    $  (484,035)             79,546     $   500,413
===================================================================================================
Class B
Shares sold                              13,614     $   120,370              68,028     $   751,602
Reinvestment of distributions                --              --             198,389       1,918,440
Less shares repurchased                (246,884)     (2,181,715)           (395,294)     (4,382,419)
---------------------------------------------------------------------------------------------------
   Net decrease                        (233,270)    $(2,061,345)           (128,877)    $(1,712,377)
===================================================================================================
Class C
Shares sold                              18,180     $   163,757              61,027     $   668,306
Reinvestment of distributions                --              --              34,676         338,090
Less shares repurchased                 (35,224)       (315,593)            (40,605)       (456,708)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)              (17,044)    $  (151,836)             55,098     $   549,688
===================================================================================================
Class Y
Shares sold                             350,748     $ 3,306,377           1,768,314     $20,915,872
Reinvestment of distributions                --              --           2,335,944      24,338,478
Less shares repurchased              (1,267,046)    (12,134,561)         (1,451,009)    (17,134,265)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)             (916,298)    $(8,828,184)          2,653,249     $28,120,085
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    29

Financial Highlights

--------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year      Year      Year        Year       Year
                                                           6/30/08       Ended     Ended     Ended       Ended      Ended
                                                           (unaudited)   12/31/07  12/31/06  12/31/05    12/31/04   12/31/03 (a)
--------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                       $ 10.09      $ 11.23   $  9.80    $ 9.17      $ 8.30     $ 6.66
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.03      $  0.06   $  0.04    $ 0.04      $ 0.07     $ 0.02
 Net realized and unrealized gain (loss) on investments      (1.05)        0.75      1.44      0.62        0.87       1.62
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations      $ (1.02)     $  0.81   $  1.48    $ 0.66      $ 0.94     $ 1.64
Distributions to shareowners:
 Net investment income                                          --        (0.05)    (0.05)    (0.03)      (0.07)        --
 Net realized gain                                              --        (1.90)       --        --          --         --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.02)     $ (1.14)  $  1.43    $ 0.63      $ 0.87     $ 1.64
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.07      $ 10.09   $ 11.23    $ 9.80      $ 9.17     $ 8.30
================================================================================================================================
Total return*                                               (10.11)%       6.98%    15.11%     7.20%      11.38%     24.62%
Ratio of net expenses to average net assets+                  1.26%**      1.21%     1.26%     1.25%       1.16%      1.40%
Ratio of net investment income to average net assets+         0.58%**      0.56%     0.79%     0.44%       0.79%      0.21%
Portfolio turnover rate                                         72%**        82%      184%       89%        106%        74%
Net assets, end of period (in thousands)                   $15,774      $18,022   $19,168    $7,526      $8,096     $8,244
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:            1.43%        1.81%
 Net expenses                                                 1.29%**      1.21%     2.20%     1.96%
 Net investment income (loss)                                 0.55%**      0.56%     0.62%    (0.12)%     (0.25)%    (0.35)%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:                  1.25%        1.25%
 Net expenses                                                 1.25%**      1.20%     1.16%     1.40%
 Net investment income                                        0.59%**      0.56%     0.80%     0.44%       0.79%      0.21%
================================================================================================================================

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Research Fund | Semiannual Report | 6/30/08

------------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year      Year      Year        Year          Year
                                                           6/30/08       Ended     Ended     Ended       Ended         Ended
                                                           (unaudited)   12/31/07  12/31/06  12/31/05    12/31/04      12/31/03 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $    9.52     $ 10.73   $  9.42   $   8.87    $   8.03      $  6.50
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                       $   (0.02)    $ (0.03)  $ (0.01)  $  (0.05)   $   0.00(b)   $ (0.04)
 Net realized and unrealized gain (loss) on investments        (0.98)       0.72      1.33       0.60        0.84         1.57
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations      $   (1.00)    $  0.69   $  1.32   $   0.55    $   0.84      $  1.53
Distributions to shareowners:
 Net investment income                                            --          --    ( 0.01)        --        0.00(b)       --
 Net realized gain                                                --       (1.90)       --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   (1.00)    $ (1.21)  $  1.31   $   0.55    $   0.84      $  1.53
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    8.52     $  9.52   $ 10.73   $   9.42    $   8.87      $  8.03
===================================================================================================================================
Total return*                                                 (10.50)%      6.14%    14.04%      6.20%      10.51%       23.54%
Ratio of net expenses to average net assets+                    2.16%**     2.07%     2.15%      2.15%       1.95%        2.20%
Ratio of net investment loss to average net assets+            (0.32)%**   (0.30)%   (0.11)%    (0.46)%      0.00%(b)    (0.59)%
Portfolio turnover rate                                           72%**       82%      184%        89%        106%          74%
Net assets, end of period (in thousands)                   $  10,235     $13,655   $16,779   $  5,647    $  6,972      $ 7,532
Ratios with no waivers of fees and assumption of expenses
 by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   2.16%**     2.07%     2.18%      2.69%       2.98%        2.76%
 Net investment loss                                           (0.32)%**   (0.30)%   (0.14)%    (1.00)%     (1.03)%      (1.15)%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   2.15%**     2.07%     2.15%      2.15%       1.95%        2.20%
 Net investment loss                                           (0.31)%**   (0.30)%   (0.11)%    (0.46)%      0.00%(b)    (0.59)%
===================================================================================================================================

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Semiannual Report | 6/30/08  31

---------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended         Year       Year      Year       Year        Year
                                                           6/30/08       Ended      Ended     Ended      Ended       Ended
                                                           (unaudited)   12/31/07   12/31/06  12/31/05   12/31/04    12/31/03 (a)
---------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $  9.60       $ 10.80    $  9.47   $  8.92    $ 8.07      $ 6.53
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment loss                                       $  0.00(b)    $ (0.02)   $ (0.03)  $ (0.05)   $ 0.00(b)   $(0.04)
 Net realized and unrealized gain (loss) on investments      (0.99)         0.72       1.36      0.60      0.85        1.58
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations      $ (0.99)      $  0.70    $  1.33   $  0.55    $ 0.85      $ 1.54
Distributions to shareowners:
 Net investment income                                          --            --         --        --      0.00(b)       --
 Net realized gain                                              --         (1.90)        --        --        --          --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (0.99)      $ (1.20)   $  1.33   $  0.55    $ 0.85      $ 1.54
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  8.61       $  9.60    $ 10.80   $  9.47    $ 8.92      $ 8.07
=================================================================================================================================
Total return*                                               (10.31)%        6.20%     14.04%     6.17%    10.60%      23.58%
Ratio of net expenses to average net assets+                  1.90%**       1.95%      2.16%     2.15%     1.92%       2.14%
Ratio of net investment loss to average net assets+          (0.06)%**     (0.18)%    (0.28)%   (0.46)%    0.00%(b)   (0.53)%
Portfolio turnover rate                                         72%**         82%       184%       89%      106%         74%
Net assets, end of period (in thousands)                   $ 2,492       $ 2,945    $ 2,716   $ 3,005    $3,572      $3,989
Ratios with no waivers of fees and assumption of expenses
 by PIM and  no reduction for fees paid indirectly:
 Net expenses                                                 1.90%**       1.95%      2.23%     2.62%     2.94%       2.70%
 Net investment loss                                         (0.06)%**     (0.18)%    (0.35)%   (0.93)%   (1.02)%     (1.09)%
Ratios with waiver of fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                 1.89%**       1.94%      2.15%     2.15%     1.92%       2.14%
 Net investment loss                                         (0.05)%**     (0.17)%    (0.27)%   (0.46)%    0.00%(b)   (0.53)%
=================================================================================================================================

(a) Effective December 11, 2003, the Fund began following a policy that focuses on investment selection regardless of tax impact to shareholders, rather than following the previous "tax-managed" policy that had focused on minimizing dividend income and avoided realizing capital gains.
(b)  Amounts round to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Research Fund | Semiannual Report | 6/30/08

-------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended          Year        Year        Year
                                                           6/30/08        Ended       Ended       Ended       8/11/04 (a)
                                                           (unaudited)    12/31/07    12/31/06    12/31/05    to 12/31/04
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $   10.19      $  11.31   $   9.87     $  9.21     $ 8.01
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.05      $   0.10   $   0.08     $  0.03     $ 0.03
 Net realized and unrealized gain (loss) on investments        (1.06)         0.78       1.43        0.65       1.21
-------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from investment operations      $   (1.01)     $   0.88   $   1.51     $  0.68     $ 1.24
Distributions to shareowners:
 Net investment income                                            --         (0.10)     (0.07)      (0.02)     (0.04)
 Net realized gain                                                --         (1.90)        --          --         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   (1.01)     $  (1.12)  $   1.44     $  0.66     $ 1.20
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    9.18      $  10.19   $  11.31     $  9.87     $ 9.21
=========================================================================================================================
Total return*                                                  (9.91)%        7.56%     15.29%       7.35%     15.51%(b)
Ratio of net expenses to average net assets+                   0.78%**        0.74%      0.94%       1.12%      1.01%**
Ratio of net investment income to average net assets+          1.06%**        1.03%      1.06%       0.76%      2.14%**
Portfolio turnover rate                                          72%**          82%       184%         89%       106%
Net assets, end of period (in thousands)                   $129,815       $153,377   $140,283     $58,070     $2,374
Ratios with no waiver of fees by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                                  0.78%**        0.74%       0.94%      1.18%      2.28%**
 Net investment income                                         1.06%**        1.03%       1.06%      0.69%      0.86%**
Ratios with waiver of fees by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                  0.78%**        0.74%       0.94%      1.12%      1.01%**
 Net investment income                                         1.06%**        1.03%       1.06%      0.75%      2.14%**
=========================================================================================================================

(a)  Class Y was first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b)  Not Annualized.

The accompanying notes are an integral part of these financial statements.

                         Pioneer Research Fund | Semiannual Report | 6/30/08  33

Notes To Financial Statements | 6/30/08 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Research Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital growth.

The Fund offers four classes of shares -- Class A, Class B, Class C and Class Y shares. Class Y shares were first publicly offered on August 11, 2004. Shares of Class A, Class B, Class C and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the

34    Pioneer Research Fund | Semiannual Report | 6/30/08
     date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2008, there were no securities fair valued. Temporary cash investments are valued at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities, but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts

                       Pioneer Research Fund | Semiannual Report | 6/30/08    35
     from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of June 30, 2008.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the years ended December 31, 2007 was as follows:

------------------------------------------------------------------------------
                                                                          2007
------------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                               $ 5,596,929
     Long-term capital gain                                         25,819,514
------------------------------------------------------------------------------
       Total                                                       $31,416,443
==============================================================================

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $845 in underwriting commissions on the sale of Class A shares during the six months ended June 30 2008.

36    Pioneer Research Fund | Semiannual Report | 6/30/08

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral, which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    37

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. Prior to November 10, 2006, the Fund's management fee was 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. For the six months ended June 30, 2008, the net management fee was equivalent to 0.65% of the average daily net assets for the period.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the fund to the extent necessary to limit the Fund's expenses to 1.25%, 2.15%, and 2.15%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These limitations are in effect through May, 1, 2011 for Class A shares and through May 1, 2009 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limit agreement beyond such periods.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $8,750 in management fees, administrative costs and certain other services payable to PIM at June 30, 2008.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $9,601 in transfer agent fees payable to PIMSS at June 30, 2008.

4. Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Included

38    Pioneer Research Fund | Semiannual Report | 6/30/08
in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $1,368 in distribution fees payable to PFD at June 30, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2008, CDSCs in the amount of $24,203 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2008, the Fund's expenses were reduced by $898 under such arrangements.

6. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    39

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

                                 For                   Withhold          Abstain       Broker Non-Votes
 Proposal 1 -- To elect Trustees
  John F. Cogan, Jr.             17,319,671.522        27,310.987                 0                0
  Daniel K. Kingsbury            17,319,671.522        27,310.987                 0                0
  David R. Bock                  17,319,671.522        27,310.987                 0                0
  Mary K. Bush                   17,319,671.522        27,310.987                 0                0
  Benjamin M. Friedman           17,319,671.522        27,310.987                 0                0
  Margaret B.W. Graham           17,319,671.522        27,310.987                 0                0
  Thomas J. Perna                17,319,671.522        27,310.987                 0                0
  Marguerite A. Piret            17,319,671.522        27,310.987                 0                0
  Stephen K. West                17,319,671.522        27,310.987                 0                0
  John Winthrop                  17,319,671.522        27,310.987                 0                0

                                 For                   Withhold          Abstain       Broker Non-Votes
 Proposal 2 --  To approve
 an amendment to the
 Declaration of Trust            15,200,063.138        64,092.680        46,570.690    2,036,256.000

                                 For                   Withhold          Abstain       Broker Non-Votes
 Proposal 3A -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing
 money                           15,245,979.693        15,263.680        49,483.135    2,036,256.000

 Proposal 3B -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                    15,246,074.829        15,168.544        49,483.135    2,036,256.000

 Proposal 3C -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending      15,238,426.405        20,553.544        51,746.559    2,036,256.000

 Proposal 3D --To approve
 changes to the Fund's
 fundamental investment
 policy relating to issuing
 senior securities               15,239,832.269        19,147.680        51,746.559    2,036,256.000

 Proposal 3E -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to real estate  15,238,936.269        20,043.680        51,746.559    2,036,256.000

40    Pioneer Research Fund | Semiannual Report | 6/30/08

                                 For                  Withhold           Abstain       Broker Non-Votes
 Proposal 3F -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                     15,239,031.405        19,948.544        51,746.559    2,036,256.000

 Proposal 3G -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                   15,239,031.405        19,175.544        52,519.559    2,036,256.000

 Proposal 3H -- To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 diversification                 15,245,189.405        13,790.544        51,746.559    2,036,256.000

 Proposal 3I -- To approve
 the conversion of the Fund's
 investment objective from
 fundamental to non-
 fundamental                     14,308,486.405       949,720.544        52,519.559    2,036,256.000

                                 For                  Against            Abstain       Broker Non-Votes
 Proposal 4 -- To approve an
 Amended and Restated
 Management Agreement
 with PIM                        15,249,523.405        18,279.544        42,923.559    2,036,256.000

                                 For                  Against            Abstain       Broker Non-Votes
 Proposal 5 -- To approve a
 policy allowing the
 appointment of unaffiliated
 sub-advisers and
 amendments to sub-
 advisory agreements without
 shareholder approval            15,188,617.405        79,185.544        42,923.559    2,036,256.000

                       Pioneer Research Fund | Semiannual Report | 6/30/08    41

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to

42    Pioneer Research Fund | Semiannual Report | 6/30/08
the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic

                       Pioneer Research Fund | Semiannual Report | 6/30/08    43

Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group.

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the amended and restated investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

44    Pioneer Research Fund | Semiannual Report | 6/30/08

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees concluded that, because of the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

                       Pioneer Research Fund | Semiannual Report | 6/30/08    45

Trustees, Officers and Service Providers

Trustees                         Officers
John F. Cogan, Jr., Chairman     John F. Cogan, Jr., President
David R. Bock                    Daniel K. Kingsbury, Executive
Mary K. Bush                     Vice President
Benjamin M. Friedman             Mark E. Bradley, Treasurer
Margaret B.W. Graham             Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

46    Pioneer Research Fund | Semiannual Report | 6/30/08

                            This page for your notes.





                       Pioneer Research Fund | Semiannual Report | 6/30/08    47

                            This page for your notes.





48    Pioneer Research Fund | Semiannual Report | 6/30/08

                            This page for your notes.





                       Pioneer Research Fund | Semiannual Report | 6/30/08    49

                            This page for your notes.





50    Pioneer Research Fund | Semiannual Report | 6/30/08

                            This page for your notes.





                       Pioneer Research Fund | Semiannual Report | 6/30/08    51

                            This page for your notes.





52    Pioneer Research Fund | Semiannual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.

P.O. Box 55014
Boston, Massachusetts
02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com


This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.